Long Lived Assets (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived intangible assets, Net
Intellectual property	$ 727,000	$ 727,000	$ 727,000
Less accumulated depreciation	175,745	151,511	103,044
Intangible Assets, Net	$ 551,255	$ 575,489	$ 623,956